Investment Securities - Amortized Cost and Estimated Fair Value of Securities by Contractual Maturity (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale, Amortized Cost
Due in one year or less	$ 6,333,181
Due after one year through five years	30,059,503
Due after five years through ten years	126,336,589
Due after ten years	350,491,017
Amortized Cost	513,220,290	$ 267,308,756
Available-for-sale, Estimated Fair Value
Due in one year or less	6,370,921
Due after one year through five years	30,278,557
Due after five years through ten years	122,562,724
Due after ten years	336,912,372
Total Fair Value	$ 496,124,574	$ 267,264,403